CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Revenues	$ 1,351,909	$ 2,790,617	$ 3,249,344
OPERATING EXPENSES
Selling and marketing	1,764,909	2,517,497	1,558,209
General and administrative - professional fees	1,185,930	1,011,053	94,363
General and administrative - compensation and related benefits	2,691,751	948,900	743,062
General and administrative - other	654,587	566,971	293,568
Impairment loss	123,646
Total Operating Expenses	6,420,823	5,044,421	2,689,202
(LOSS) INCOME FROM OPERATIONS	(5,068,914)	(2,253,804)	560,142
OTHER INCOME (EXPENSE)
Interest income	434,406	315,070	88,948
Interest income - related party			102,074
Other (expense) income	(26,042)	18,686	8,991
Total Other Income, net	408,364	333,756	200,013
(LOSS) INCOME BEFORE INCOME TAXES	(4,660,550)	(1,920,048)	760,155
INCOME TAXES	23,639	24,529	126,055
NET (LOSS) INCOME	(4,684,189)	(1,944,577)	634,100
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(32)	(28)	(3)
NET (LOSS) INCOME ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	(4,684,157)	(1,944,549)	634,103
COMPREHENSIVE (LOSS) INCOME:
NET (LOSS) INCOME	(4,684,189)	(1,944,577)	634,100
OTHER COMPREHENSIVE (LOSS) INCOME
Unrealized foreign currency translation (loss) gain	(3,717,478)	214,123	420,719
COMPREHENSIVE (LOSS) INCOME	(8,401,667)	(1,730,454)	1,054,819
LESS: COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(89)	(6)	21
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ (8,401,578)	$ (1,730,448)	$ 1,054,798
NET (LOSS) INCOME PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Basic	$ (1.81)	$ (1.13)	$ 0.63
Diluted	$ (1.81)	$ (1.13)	$ 0.63
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
Basic	2,593,276	1,722,123	1,000,000
Diluted	2,593,276	1,722,123	1,000,000
Commissions
Revenues	$ 1,324,655	$ 2,675,611	$ 2,954,798
Risk management services
Revenues	$ 27,254	$ 115,006	$ 294,546